Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents	$ 85,622	$ 116,472	$ 35,263
Accounts receivable, net	19,399	26,389	50,819
Deferred costs	935,236	1,272,202	1,023,445
Other current assets	107,442	146,152	156,791
Inventories	1,272	1,730	7,665
Total current assets	1,217,401	1,656,030	1,435,049
Noncurrent assets
Property and equipment, net	42,685	58,065	78,366
Right-of-use assets	22,745	30,940	72,286
Investments at equity
Total noncurrent assets	65,430	89,005	150,652
TOTAL ASSETS	1,282,831	1,745,035	1,585,701
Current liabilities
Accruals and other payables	238,161	323,971	375,439
Bank loans, current	40,616	55,250	20,850
Lease liabilities, current	26,327	35,812	43,458
Total current liabilities	4,440,953	6,041,029	4,425,473
Noncurrent liabilities
Bank loans, non-current	120,362	163,728	21,700
Lease liabilities, non-current			35,812
Total noncurrent liabilities	120,362	163,728	57,512
TOTAL LIABILITIES	4,561,315	6,204,757	4,482,985
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Additional paid in capital	57,871	78,722	78,722
Accumulated deficit	(3,352,976)	(4,561,053)	(3,000,518)
Accumulated other comprehensive loss	(1,172)	(1,594)	309
Total shareholders’ deficit	(3,278,484)	(4,459,722)	(2,897,284)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,282,831	1,745,035	1,585,701
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	3,870	5,264	5,264
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	13,923	18,939	18,939
Related Party [Member]
Current assets
Amount due from related parties	68,430	93,085	161,066
Current liabilities
Amount due to related parties	$ 4,135,849	$ 5,625,996	$ 3,985,726